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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07678

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi    800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:       August 31

Date of reporting period:    February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

AMERICAN MUNICIPAL
INCOME PORTFOLIO

XAA

February 28, 2006
SEMIANNUAL REPORT

AMERICAN MUNICIPAL INCOME PORTFOLIO

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

Financial Statements	3

Notes to Financial Statements	6

Schedule of Investments	12

Notice to Shareholders	17

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Portfolio Allocation

As a percentage of total assets on February 28, 2006

Credit Quality Breakdown*

As a percentage of total assets on February 28, 2006

AAA	36%
AA	6%
A	24%
BBB	19%
BB	2%
Nonrated	12%
Other Assets	1%
100%

*Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

2006 Semiannual Report

American Municipal Income Portfolio

Geographical Distribution

As a percentage of total assets on February 28, 2006. Shaded areas without values indicate states in which the fund has invested less than 0.50% of its assets.

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American Municipal Income Portfolio

Financial STATEMENTS

Statement of Assets and Liabilities February 28, 2006 (unaudited)

Assets:
Investments in unaffiliated securities, at market value (cost: $116,742,868) (note 2)	$125,114,326
Investments in affiliated money market fund, at market value (cost: $6,311,239) (note 5)	6,311,239
Cash	71
Receivable for accrued interest	1,606,691
Prepaid expenses	4,333
Total assets	133,036,660
Liabilities:
Payable for preferred share distributions (note 3)	20,471
Payable for investment advisory fees (note 5)	35,660
Payable for administrative fees (note 5)	24,291
Payable for pricing fees	25,902
Payable for professional fees	20,136
Payable for transfer agent fees	739
Payable for listing fees	11,116
Payable for other expenses	19,338
Total liabilities	157,653
Preferred shares, at liquidation value	43,500,000
Net assets applicable to outstanding common shares	$89,379,007
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$80,009,100
Undistributed net investment income	713,835
Accumulated net realized gain on investments	284,614
Unrealized appreciation of investments	8,371,458
Net assets applicable to outstanding common shares	$89,379,007
Net asset value and market price of common shares:
Net assets applicable to outstanding common shares	$89,379,007
Common shares outstanding (authorized 200 million shares of $0.01 par value)	5,756,267
Net asset value per share	$15.53
Market price per share	$14.92
Liquidation preference of preferred shares (note 3):
Net assets applicable to preferred shares	$43,500,000
Preferred shares outstanding (authorized one million shares)	1,740
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

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American Municipal Income Portfolio

Financial STATEMENTS continued

Statement of Operations  For the Six-Month Period Ended February 28, 2006 (unaudited)

Investment income:
Interest from unaffiliated securities	$3,376,149
Dividends from affiliated money market fund	32,687
Total investment income	3,408,836
Expenses (note 5):
Investment advisory fees	230,254
Administrative fees	131,584
Remarketing agent fees	77,017
Custodian fees	3,125
Professional fees	24,676
Postage and printing fees	34,095
Listing fees	5,890
Directors' fees	7,948
Other expenses	11,302
Total expenses	525,891
Less: Indirect payments from the custodian	(46)
Total net expenses	525,845
Net investment income	2,882,991
Net realized and unrealized gains (losses) on investments:
Net realized gain on investments (note 4)	141,053
Net change in unrealized appreciation or depreciation of investments	(1,411,243)
Net loss on investments	(1,270,190)
Distributions to preferred shareholders (note 2):
From net investment income	(597,356)
From net realized gain on investments	(104,582)
Total distributions	(701,938)
Net increase in net assets applicable to common shares resulting from operations	$910,863

See accompanying Notes to Financial Statements.

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American Municipal Income Portfolio

Statement of Changes in Net Assets

	Six-Month Period Ended 2/28/06 (unaudited)	Seven-Month Fiscal Period Ended 8/31/05	Year Ended 1/31/05
Operations:
Net investment income	$2,882,991	$3,387,632	$5,607,130
Net realized gain on investments	141,053	906,288	434,640
Net change in unrealized appreciation or depreciation of investments	(1,411,243)	188,050	357,679
Distributions to preferred shareholders (note 2):
From net investment income	(597,356)	(544,394)	(515,848)
From net realized gain on investments	(104,582)	—	—
Net increase in net assets applicable to common shares resulting from operations	910,863	3,937,576	5,883,601
Distributions to common shareholders (note 2):
From net investment income	(2,486,707)	(3,091,116)	(5,387,866)
From net realized gain on investments	(531,025)	—	—
Total distributions	(3,017,732)	(3,091,116)	(5,387,866)
Total increase (decrease) in net assets applicable to common shares	(2,106,869)	846,460	495,735
Net assets applicable to common shares at beginning of period	91,485,876	90,639,416	90,143,681
Net assets applicable to common shares at end of period	$89,379,007	$91,485,876	$90,639,416
Undistributed net investment income	$713,835	$914,907	$1,162,785

See accompanying Notes to Financial Statements.

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American Municipal Income Portfolio

Notes to Financial STATEMENTS (unaudited as to February 28, 2006)

(1) Organization	American Municipal Income Portfolio Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests primarily in a diverse range of municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by U.S. Bancorp Asset Management, Inc. ("USBAM"). The fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by USBAM. The fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by USBAM. Municipal securities in which the fund invests may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities. The fund's investments also may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the fund is authorized to invest in the financial instruments mentioned in the preceding two sentences, and may do so in the future, the fund did not make any such investments during the six-month period ended February 28, 2006. Fund shares are listed on the New York Stock Exchange under the symbol XAA.

On June 22, 2005, the fund's board of directors approved a change in the fund's fiscal year-end from January 31 to August 31, effective with the seven-month fiscal period ended August 31, 2005.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of February 28, 2006, the fund had no fair valued securities.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an

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American Municipal Income Portfolio

accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

Inverse Floaters

As part of its investment strategy, the fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the fund invests in inverse floaters, the net asset value of the fund's shares may be more volatile than if the fund did not invest in such securities. As of February 28, 2006, the fund had no outstanding investments in inverse floaters.

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes. As of February 28, 2006, the fund had no outstanding futures contracts.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2006, the fund had no outstanding when-issued or forward-commitments securities.

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American Municipal Income Portfolio

Notes to Financial STATEMENTS continued

Federal Taxes

The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

The tax character of common and preferred share distributions paid during the six-month period ended February 28, 2006 (estimated), the seven-month fiscal period ended August 31, 2005, and the fiscal year ended January 31, 2005 were as follows:

	2/28/06	8/31/05	1/31/05
Distributions paid from:
Tax-exempt income	$3,073,633	$3,636,374	$5,809,265
Ordinary income	—	—	86,786
Long-term capital gains	635,607	—	—
	$3,709,240	$3,636,374	$5,896,051

At August 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$509,981
Undistributed tax-exempt income	834,154
Accumulated capital gains	359,981
Unrealized appreciation	9,782,701
Accumulated earnings	$11,486,817

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the

2006 Semiannual Report

American Municipal Income Portfolio

repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2006, the fund had no outstanding repurchase agreements.

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the reporting period. Actual results could differ from these estimates.

Reclassifications

Certain amounts in the January 31, 2005 financial statements have been reclassified to conform to the current presentation.

(3) Remarketed Preferred Shares	As of February 28, 2006, the fund had 1,740 remarketed preferred shares (870 shares in class "T" and 870 shares in class "TH") (RP®) with a liquidation preference of $25,000 per share. The dividend rate on the RP® is adjusted every seven days (on Tuesdays for class "T" and on Thursdays for class "TH"), as determined by the remarketing agent. On February 28, 2006, the dividend rates were 2.68% and 3.12% for class "T" and "TH", respectively.

RP® is a registered trademark of Merrill Lynch & Company ("Merrill Lynch").

(4) Investment Security Transactions	Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2006, aggregated $35,109,503 and $28,833,563, respectively.

(5) Expenses	Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.35% of the fund's average weekly net assets including preferred shares. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

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American Municipal Income Portfolio

Notes to Financial STATEMENTS continued

Administrative Fees

USBAM serves as the fund's administrator pursuant to an administration agreement between USBAM and the fund. Under this administration agreement, USBAM receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including preferred shares. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Remarketing Agent Fees

The fund has entered into a remarketing agreement with Merrill Lynch (the "Remarketing Agent"). The remarketing agreement provides the Remarketing Agent with a monthly fee in an amount equal to an annual rate of 0.25% of the fund's average amount of RP® outstanding. For its fee, the Remarketing Agent will remarket shares of RP® tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets including preferred shares. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended February 28, 2006, custodian fees were increased by $4 as a result of overdrafts and reduced by $46 as a result of interest earned.

Other Fees and Expenses

In addition to the investment advisory, administrative, remarketing agent, and custodian fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the fund is a partner.

(6) Indemnifications	The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) Investment Advisor Name Change	Effective March 31, 2006, USBAM changed its name to FAF Advisors, Inc.

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American Municipal Income Portfolio

(8) Financial Highlights	Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/06	Seven-Month Fiscal Period Ended	Year Ended January 31,
	(unaudited)	8/31/05	2005	2004	2003	2002	2001
Per-Share Data
Net asset value, common shares, beginning of period	$15.89	$15.75	$15.66	$15.13	$14.67	$14.50	$13.17
Operations:
Net investment income	0.50	0.59	0.97	1.02	1.07	1.04	1.15
Net realized and unrealized gains (losses) on investments	(0.22)	0.19	0.15	0.52	0.40	0.12	1.27
Distributions to preferred shareholders:
From net investment income	(0.10)	(0.10)	(0.09)	(0.07)	(0.10)	(0.18)	(0.30)
From net realized gain on investments	(0.02)	—	—	—	—	—	—
Total from operations	0.16	0.68	1.03	1.47	1.37	0.98	2.12
Distributions to common shareholders:
From net investment income	(0.43)	(0.54)	(0.94)	(0.94)	(0.91)	(0.81)	(0.79)
From net realized gain on investments	(0.09)	—	—	—	—	—	—
Total distributions	(0.52)	(0.54)	(0.94)	(0.94)	(0.91)	(0.81)	(0.79)
Net asset value, common shares, end of period	$15.53	$15.89	$15.75	$15.66	$15.13	$14.67	$14.50
Market value, common shares, end of period	$14.92	$14.70	$14.92	$14.90	$14.60	$14.02	$13.80
Selected Information
Total return, common shares, net asset value (a)	1.21% (f)	4.39% (f)	6.84%	9.98%	9.58%	6.92%	16.58%
Total return, common shares, market value (b)	5.35% (f)	2.19% (f)	6.83%	8.77%	11.06%	7.77%	25.44%
Net assets applicable to common shares at end of period (in millions)	$89	$91	$91	$90	$87	$84	$83
Ratio of expenses to average weekly net assets applicable to common shares (c)	1.19% (e)	1.15% (e)	1.23%	1.18%	1.23%	1.17%	1.23%
Ratio of net investment income to average weekly net assets applicable to common shares (c)	5.16% (e)	5.44% (e)	5.73%	6.65%	7.19%	7.11%	8.00%
Portfolio turnover rate	22%	13%	36%	34%	18%	9%	35%
Remarketed preferred shares outstanding, end of period (in millions)	$44	$44	$44	$44	$44	$44	$44
Asset coverage per remarketed preferred share (in thousands) (d)	$76	$78	$77	$77	$75	$74	$73
Liquidation preference and market value per remarketed preferred share (in thousands)	$25	$25	$25	$25	$25	$25	$25

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Annualized.

(f)  Total return has not been annualized.

2006 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited)

American Municipal Income Portfolio  February 28, 2006

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities — 140.0%
Alabama — 0.8%
Camden Industrial Development Board, Weyerhaeuser (AMT) (Callable 12/1/13 @ 100), 6.38%, 12/1/24	$650,000	$711,204
Arizona — 6.3%
Douglas Community Housing Revenue, Rancho La Perilla (Callable 1/20/10 @ 102), 6.13%, 7/20/41	990,000	1,034,491
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 (c)	1,300,000	1,403,792
Pima County United School District (FGIC), 8.38%, 7/1/13	2,450,000	3,157,658
		5,595,941
California — 15.6%
California Statewide Communities Development Authority Revenue, L.A. Jewish Home (Callable 11/1/13 @ 100), 5.25%, 11/15/23	2,000,000	2,123,480
Golden State Tobacco Settlement (Prerefunded 6/1/13 @ 100), 5.50%, 6/1/33 (c)	1,500,000	1,662,645
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series A-2 (AMT) (Callable 4/1/15 @ 101), 5.40%, 4/1/25	1,000,000	1,047,340
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series B, (AMT) (Callable 7/1/15 @ 101), 5.00%, 7/1/27	500,000	506,670
State General Obligation (Callable 2/1/13 @ 100), 5.00%, 2/1/21	1,500,000	1,574,175
State General Obligation (Callable 3/1/16 @ 100), 4.50%, 3/1/30	4,870,000	4,813,605
State Public Works, Department of Mental Health - Coalinga (Callable 6/1/14 @ 100), 5.50%, 6/1/19	2,000,000	2,223,960
		13,951,875
Colorado — 12.2%
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 @ 100), 7.25%, 12/1/30 (c)	2,000,000	2,363,100
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC) (Callable 6/15/11 @ 33.46), 6.29%, 6/15/29 (d)	5,000,000	1,326,950
State Health Facilities Authority, Covenant Retirement Community (Callable 12/1/12 @ 101), 6.13%, 12/1/33	1,000,000	1,083,180
State Health Facilities Authority, Evangelical Lutheran (Callable 6/1/16 @ 100), 5.00%, 6/1/29	1,000,000	1,015,980
State Health Facilities Authority, Evangelical Lutheran (Callable 10/1/12 @ 100), 5.90%, 10/1/27	650,000	696,859
State Housing and Financial Authority, Multifamily Housing Project – Class II (AMT) (Callable 4/1/12 @ 100), 5.70%, 10/1/42	2,745,000	2,852,577
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,060,500
Water Reserve and Power Development Authority, Clean Water Revenue (Callable 9/1/06 @ 101), 5.90%, 9/1/16	135,000	138,032
Water Reserve and Power Development Authority, Clean Water Revenue (Prerefunded 9/1/06 @ 101), 5.90%, 9/1/16 (c)	365,000	373,340
		10,910,518
Florida — 1.3%
Palm Beach County Facilities Authority, Abbey Delray South (Callable 10/1/13 @ 100), 5.45%, 10/1/15	1,100,000	1,163,195
Georgia — 8.2%
Fulton County Development Authority, Maxon Atlantic Station, (AMT) (Callable 3/1/15 @ 100), 5.13%, 3/1/26	700,000	699,545
Municipal Electric Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12 (b)	6,000,000	6,629,340
		7,328,885
Illinois — 10.5%
Finance Authority, Friendship Village Schaumburg (Callable 2/15/15 @ 100), 5.38%, 2/15/25	500,000	500,870
Health Facility Authority, Condell Medical Center (Callable 5/15/12 @ 100), 5.50%, 5/15/32	500,000	515,595
Health Facility Authority, Lutheran General Hospital,
7.00%, 4/1/08	775,000	802,365
7.00%, 4/1/14	500,000	597,260
Health Facility Authority, Villa St. Benedict (Callable 11/15/13 @ 101), 6.90%, 11/15/33	600,000	652,956
Metropolitan Pier and Exposition Authority, McCormick Place, Convertible, Zero Coupon Bond (MBIA), 5.32%, 6/15/23 (d)	6,115,000	3,907,057
Rockford Multifamily Housing Revenue, Rivers Edge Apartments (AMT) (Callable 1/20/08 @ 102), 5.88%, 1/20/38	1,000,000	1,027,680
State Financial Authority, Clare at Water Tower Project (Callable 5/15/16 @ 100), 6.00%, 5/15/25	650,000	655,857
State Financial Authority, Landing at Plymouth Place Project (Callable 5/15/16 @ 100), 6.00%, 5/15/37	700,000	704,599
		9,364,239

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio

Description of Security	Principal Amount	Market Value (a)
Indiana — 5.0%
Health and Educational Facilities Authority, Clarian Health Partners (Callable 2/15/16 @ 100), 5.00%, 2/15/39	$1,300,000	$1,314,209
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,134,553
		4,448,762
Iowa — 7.1%
Finance Authority, Friendship Haven Project, Series A (Callable 11/15/11 @ 100), 6.13%, 11/15/32	800,000	814,224
Hospital Facilities Authority (Prerefunded 2/15/10 @ 101) 6.75%, 2/15/15 (c)	1,000,000	1,125,050
Sheldon Health Care Facilities, Northwest Iowa Health Center Project (Callable 3/1/07 @ 100), 6.15%, 3/1/16	1,000,000	1,002,210
State Higher Education Loan Authority, Simpson College (Callable 12/1/10 @ 102),
5.00%, 12/1/27	430,000	432,907
5.10%, 12/1/35	290,000	291,128
State Higher Education Loan Authority, Wartburg College (Callable 10/1/13 @ 100 5.05%, 10/1/24	1,555,000	1,561,733
State Higher Education Loan Authority, Wartburg College (ACA) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 (c)	1,000,000	1,098,880
		6,326,132
Massachusetts — 0.6%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT) (Callable 9/1/12 @ 102), 6.50%, 9/1/35	500,000	513,485
Michigan — 10.9%
Comstock Park Public Schools (FGIC), 7.88%, 5/1/11	3,145,000	3,670,718
Hospital Financing Authority, Daughters of Charity (Escrowed to maturity, callable 4/17/06 @ 101), 5.25%, 11/1/15 (b)	1,500,000	1,517,265
Kent Hospital Financial Authority, Butterworth Hospital (MBIA), 7.25%, 1/15/13	4,000,000	4,559,120
		9,747,103
Minnesota — 7.0%
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (c)	900,000	1,050,669
Health Facility Authority, Cuyuna Range Hospital District (Callable 6/1/13 @ 101), 5.50%, 6/1/35	1,000,000	1,012,940
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA) (Callable 4/15/14 @ 100), 4.80%, 4/15/34	1,000,000	1,011,360
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 @ 100), 6.00%, 11/1/28	500,000	545,135
Minneapolis Health Care System, Allina Health System (Callable 11/15/12 @ 100), 6.00%, 11/15/23	565,000	621,494
St. Paul Housing and Redevelopment Hospital Authority, Health East Project (Callable 11/15/15 @ 100), 5.00%, 11/15/17	1,965,000	1,965,452
State Agriculture and Economic Board, Health Care System (Callable 11/15/10 @ 101), 6.38%, 11/15/29	30,000	32,553
		6,239,603
Nebraska — 0.7%
Educational Financial Authority, Midland Lutheran College, Series A (Callable 9/15/13 @ 100), 5.60%, 9/15/29	600,000	604,824
Nevada — 0.6%
State Department of Business and Industry, Las Ventanas Retirement Project, 6.00%, 11/15/14	250,000	257,840
State Department of Business and Industry, Las Ventanas Retirement Project (Callable 11/15/14 @ 100), 6.75%, 11/15/23	250,000	257,930
		515,770
New Hampshire — 0.7%
Health and Education Facility Authority, Speare Memorial Hospital (Callable 7/1/15 @ 100), 5.88%, 7/1/34	600,000	625,470
New Mexico — 2.4%
Mortgage Finance Authority,
6.88%, 1/1/25	965,000	971,929
6.50%, 7/1/25	560,000	563,875
6.75%, 7/1/25	570,00	574,759
		2,110,563
New York — 3.0%
New York City, Series B (Callable 8/1/12 @ 100), 5.75%, 8/1/16	1,400,000	1,553,622
New York Water and Sewer System (Crossover refunded 6/15/10 @ 101), 6.00%, 6/15/33 (c)	380,000	418,479
New York Water and Sewer System (Prerefunded 6/15/10 @ 101), 6.00%, 6/15/33 (c)	620,000	687,487
		2,659,588

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited) continued

American Municipal Income Portfolio

Description of Security	Principal Amount	Market Value (a)
North Carolina — 1.5%
State Commission Med Care Health Care Facilities, Pennybyrn at Maryfield (Callable 10/1/15 @ 100), 6.00%, 10/1/23	$1,300,000	$1,331,330
North Dakota — 2.1%
Fargo Health Systems, Meritcare (Callable 6/1/10 @ 101), 5.63%, 6/1/31	1,750,000	1,883,402
Ohio — 3.7%
Richland County Hospital Facilities, Medcentral Health System (Callable 11/15/10 @ 101),
6.13%, 11/15/16	1,000,000	1,087,640
6.38%, 11/15/30	1,000,000	1,086,870
Toledo – Lucas County Port Authority, Crocker Park Public Improvement Project (Callable 12/1/13 @ 102), 5.25%, 12/1/23	500,000	520,890
Toledo – Lucas County Port Authority, St. Mary Woods Project, Series A (Callable 5/15/10 @ 100), 6.00%, 5/15/24	600,000	610,860
		3,306,260
Oklahoma — 1.1%
Norman Regional Hospital Authority (Callable 9/1/16 @ 100), 5.38%, 9/1/29	1,000,000	1,023,380
Pennsylvania — 2.3%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South (Callable 8/15/10 @ 100), 5.75%, 8/15/20	1,000,000	1,028,450
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care (Callable 2/1/15 @ 100), 6.25%, 2/1/35	1,000,000	1,050,130
		2,078,580
South Carolina — 3.9%
Environmental Improvement Revenue, Georgetown County, International Paper (AMT) (Callable 12/1/15 @ 100), 5.55%, 12/1/29	650,000	663,488
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Callable 8/1/13 @ 100)
6.13%, 8/1/23	250,000	278,730
6.38%, 8/1/34	40,000	44,956
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Prerefunded 8/1/13 @ 100), 6.38%, 8/1/34 (c)	335,000	388,392
State Public Service Authority , Santee Cooper (Callable 1/1/16 @ 100), 5.00%, 1/1/30	2,000,000	2,121,160
		3,496,726
South Dakota — 5.3%
Deadwood, Certificates of Participation (Callable 11/1/15 @ 100), 5.00%, 11/1/20	1,000,000	1,034,050
Sioux Falls Health Facilities, Dow Rummel Village Project (Callable 11/15/12 @ 100), 6.63%, 11/15/23	620,000	645,420
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT) (Callable 4/1/14 @ 100), 6.00%, 4/1/29	1,000,000	1,035,540
State Economic Development Finance Authority, Pooled Loan Program, McEleeg S.D. (AMT) (Callable 4/1/14 @ 100), 5.95%, 4/1/24	2,000,000	2,070,160
		4,785,170
Tennessee — 3.1%
Johnson City Health and Education Facilities, Mountain States Health (Callable 7/1/12 @ 103), 7.50%, 7/1/33	1,000,000	1,175,480
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (c)	650,000	756,171
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Prerefunded 9/1/12 @ 101), 6.25%, 9/1/32 (c)	750,000	857,348
		2,788,999
Texas — 17.6%
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 5/15/09 @ 101), 6.00%, 11/15/29	500,000	507,985
Abilene Health Facility Development Revenue, Sears Methodist Retirement (Callable 11/15/08 @ 101), 5.88%, 11/15/18	1,150,000	1,176,680
Brazoria County Environmental Authority, Dow Chemical Project (AMT) (Callable 5/15/12 @ 100) 5.70%, 5/15/33	500,000	536,795
Brazos River Pollution Control Authority, Texas Utilities (AMT) (Callable 4/1/13 @ 101), 7.70%, 4/1/33	500,000	585,450
Brazos River Pollution Control Authority, TXU Energy (AMT) (Callable 10/1/13 @ 101), 6.75%, 10/1/38	715,000	792,613
Fort Bend Independent School District (Escrowed to maturity), 5.00%, 2/1/14 (b)	1,000,000	1,086,430
Grand Prairie Independent School District (PSF) (Callable 8/15/11 @ 100), 5.85%, 2/15/26	40,000	43,945

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Municipal Income Portfolio

American Municipal Income Portfolio

Description of Security	Principal Amount/Shares	Market Value (a)
Grand Prairie Independent School District (PSF) (Prerefunded 8/15/11 @ 100), 5.85%, 2/15/26 (c)	$2,960,000	$3,285,304
Housing Finance Development Community Central, Villa De San Antonio (Callable 5/15/09 @ 100), 6.00%, 5/15/25	1,000,000	1,015,330
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living (Callable 2/15/14 @ 101), 7.00%, 2/15/26	1,500,000	1,654,245
Richardson Hospital Authority, Richardson Regional Hospital (Callable 12/1/13 @ 100), 6.00%, 12/1/34	2,500,000	2,703,125
Sam Rayburn Municipal Power Agency (RAAI) (Callable 10/1/12 @ 100), 5.75%, 10/1/21	1,000,000	1,096,840
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project (Callable 11/15/15 @ 100),
5.50%, 11/15/25	200,000	197,848
5.65%, 11/15/35	500,000	492,590
Tyler Health Facility, Mother Frances Hospital (Callable 7/1/13 @ 100), 5.75%, 7/1/27	500,000	527,165
		15,702,345
Washington — 1.1%
Skagit County Public Hospital District (Callable 12/1/13 @ 100), 6.00%, 12/1/23	900,000	974,646
Wisconsin — 4.3%
State Health and Educational Facility Authority, Attic Angel Obligated Group (Callable 11/15/08 @ 102), 5.75%, 11/15/27	1,800,000	1,919,916
State Health and Educational Facility Authority, Beloit Memorial Hospital (Callable 4/17/06 @ 100), 5.90%, 7/1/11	625,000	625,787
State Health and Educational Facility Authority, Synergyhealth Incorporated (Callable 8/1/13 @ 100), 6.00%, 11/15/23	500,000	548,195
State Health and Educational Facility Authority, Wheaton Fransiscan Services (Callable 2/15/12 @ 101), 5.75%, 8/15/30	750,000	801,053
		3,894,951
Wyoming — 1.1%
Sweetwater County Solid Waste Disposal Revenue – FMC Corporation Project (AMT) (Callable 12/1/15 @ 100), 5.60%, 12/1/35	1,000,000	1,031,380
Total Municipal Long-Term Securities (cost: $116,742,868)		125,114,326
Short-Term Investment (e) – 7.0%
First American Tax Free Obligations Fund, Class Z (cost: $6,311,239)	6,311,239	6,311,239
Total Investments in Securities (f) — 147.0% (cost: $123,054,107)		$131,425,565

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

American Municipal Income Portfolio

Schedule of INVESTMENTS (unaudited) continued

Notes to Schedule of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Escrowed to maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(d)  For zero-coupon investments, the interest rate shown is the effective yield on the date of purchase.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. See note 5 in Notes to Financial Statements.

(f)  On February 28, 2006, the cost of investments in securities for federal income tax purposes was $123,054,107. There are currently no material differences between tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$8,371,789
Gross unrealized depreciation	(331)
Net unrealized appreciation	$8,371,458

Portfolio abbreviations and definitions:

  ACA–American Capital Access

  AMBAC–American Municipal Bond Assurance Company

  AMT–Alternative Minimum Tax. As of February 28, 2006, the aggregate market value of securities subject to the AMT is $16,145,787, which represents 18.1% of net assets applicable to common shares.

  FGIC–Financial Guaranty Insurance Corporation

  FNMA–Federal National Mortgage Association

  FSA–Financial Security Assurance

  MBIA–Municipal Bond Insurance Association

  PSF–Permanent School Fund

  RAAI–Radian Asset Assurance Inc.

2006 Semiannual Report

American Municipal Income Portfolio

NOTICE TO SHAREHOLDERS (unaudited)

Investment Policy Change

Since its inception, the fund has had an investment policy requiring that at least 65% of its total assets be invested in municipal obligations that are rated A or better by Standard & Poor's Ratings Services or Moody's Investors Service, comparably rated by another nationally recognized statistical rating organization or, if the obligation is unrated, determined to be of comparable quality by the fund's investment advisor. The fund's Board of Directors has approved the discontinuation of this investment restriction, effective immediately. The fund continues to be subject to the requirement that it invest in investment grade securities or securities of equivalent quality, except that it may invest up to 5% of its assets in municipal securities that, at the time or purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by the fund's investment advisor. In addition, the fund may not invest in securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by the fund's investment advisor.

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commissions Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2006 Semiannual Report

American Municipal Income Portfolio

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of American Municipal Income Portfolio
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of American Municipal Income Portfolio
Retired; former Senior Vice President, Chief Financial Officer, and
Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of American Municipal Income Portfolio
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of American Municipal Income Portfolio

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of American Municipal Income Portfolio

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of American Municipal Income Portfolio

Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of American Municipal Income Portfolio

Owner and President of Strauss Management Company

JAMES WADE

Director of American Municipal Income Portfolio

Owner and President of Jim Wade Homes

American Municipal Income Portfolio’s Board of Directors is comprised entirely of independent directors.

AMERICAN MUNICIPAL INCOME PORTFOLIO

2006 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of
U.S. Bank National Association, which is a
wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper
containing 10% postconsumer waste.

4/2006 0069-06 XAA-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11 – Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: May 8, 2006